SCHEDULE OF RECONCILIATION OF INCOME TAX (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (909,593)	$ (888,669)	$ (3,330,107)	$ (1,797,785)	$ (2,714,616)	$ (1,253,242)
Expected income tax recovery at statutory rates					(407,000)	(188,000)
Provincial income tax					(244,000)	(137,000)
Effect of income taxes from US operations					(42,000)	(7,000)
Change in statutory, foreign tax, foreign exchange rates and other					(32,000)	(59,000)
Permanent differences					103,000	1,000
Adjustment to prior years provision versus statutory tax returns					(53,000)	(11,000)
Change in valuation allowance					675,000	401,000
Deferred income tax recovery